Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2012
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARTX
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBRTX
Heitman REIT Fund (Prospectus Summary) | Heitman REIT Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIHRX